Venezuela Currency Regulations and Re-Measurement	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Venezuelan and Argentinian Currency Regulations and Re-measurements

3. VENEZUELAN AND ARGENTINIAN CURRENCY REGULATIONS AND RE-MEASUREMENTS

The functional currency of CNH Industrial’s Venezuelan subsidiary is the U.S. dollar. At the end of each period, CNH Industrial re-measures the net monetary assets of its Venezuelan subsidiary from the bolivar fuerte (“Bs.F.” or “bolivars”) to the U.S. dollar at the rate it believes is legally available to the Company.

In January 2014, the Venezuelan government enacted changes affecting the country’s currency exchange and other controls, and established a new foreign currency administration, the National Center for Foreign Commerce (“CENCOEX”). CENCOEX assumed control of the sale and purchase of foreign currency in Venezuela, and established the official exchange rate of 6.3 bolivars to 1.0 U.S. dollar. Additionally, the government expanded the types of transactions that may be subject to the weekly auction mechanism under SICAD I. For a period of time, the Venezuelan government announced plans for SICAD II, which was intended to more closely resemble a market-driven exchange.

In February 2015, the Venezuelan government announced that the two previously used currency conversion mechanisms (SICAD I and SICAD II) had been merged into a single mechanism called SICAD and introduced a new open market exchange rate system, SIMADI. The changes created a three-tiered system. In the third quarter of 2015, due to progressively deteriorating economic conditions in Venezuela, management determined that the SIMADI rate was the most appropriate legally available rate, and remeasured the net monetary assets of CNH Industrial’s Venezuelan subsidiary, resulting in a pre- and after-tax charge of $150 million recorded in the line item “Other, net” in the Company’s condensed consolidated statement of operations during the three months and nine months ended September 30, 2015.

In March 2016, the Venezuelan government devalued its currency and reduced its existing three-tiered system to a two-tiered system by eliminating the SICAD rate. The CENCOEX rate, which was the official rate available for purchases and sales of essential items, was changed to 10 bolivars per U.S. dollar from 6.3 and is now known as DIPRO. The Venezuelan government also announced that the SIMADI rate would be replaced by the DICOM rate, which is allowed to float freely and fluctuates based on supply and demand. As a result, management determined that the DICOM rate was the most appropriate legally available rate and remeasured the net monetary assets of the Company’s Venezuelan subsidiary using a DICOM exchange rate of 271.92 bolivars per U.S. dollar as of March 31, 2016 and 625.23 bolivars per U.S. dollar as of June 30, 2016, resulting in a pre- and after-tax charge of $7 million and $11 million in the line item “Other, Net” during the three and six months ended June 30, 2016, respectively. CNH Industrial’s results of operations in Venezuela for the three and six months ended June 30, 2016 were negligible as a percentage of both the Company’s net revenues and operating profit.

As of June 30, 2016, the Company continues to control, and therefore consolidate, its Venezuelan operations. Despite the significant macroeconomic challenges in the country, CNH Industrial intends to continue its presence in the Venezuelan market for the foreseeable future. CNH Industrial continues to monitor the Venezuelan economic situation and is actively engaged in discussions with the Venezuelan government agencies concerning its ongoing business activities. If, in the future, it concludes that it no longer maintains control over its operations in Venezuela, CNH Industrial may need to de-consolidate its operations in Venezuela, which would result in a pre- and after-tax charge of approximately $125 million.

Additionally, at the end of each period, CNH Industrial re-measures the net monetary assets of its Argentinian subsidiaries from the Argentine Peso into the U.S. dollar. During the three and six months ended June 30, 2016, CNH Industrial recorded a charge of $2 million and $12 million, respectively, following the re-measurement of such net monetary assets. At June 30, 2016, the Company held $38 million in principal amount of bonds ($50 million in principal amount of bonds held at December 31, 2015), subscribed in December 2015, offered to importers by the Argentinian government in order to help importers settle their backlog of payments that had ballooned under the previous government's capital controls. These bonds yield a 6% interest rate and will be repaid in six monthly installments between July 2016 and December 2016. These financial instruments should facilitate the settlement by CNH Industrial’s Argentinian subsidiaries of payables due to other non-Argentinian subsidiaries, having fixed the exchange rate at the bond issuance.